Current Liabilites - Trade and Other Payables (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of trade and other payables [line Items]
Trade payables	$ 1,615,381	$ 1,138,753
Other payables and accruals	2,048,468	1,450,028
Total trade and Other current payables	$ 3,663,849	$ 2,588,781